            As filed with the U.S. Securities and Exchange Commission
                               on January 29, 1999


                        Securities Act File No. 333-15419
                    Investment Company Act File No. 811-07901

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]

                         Pre-Effective Amendment No.                     [ ]


                       Post-Effective Amendment No. 4                    [x]


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                               [x]


                               Amendment No. 6                           [x]
                        (Check appropriate box or boxes)


                   Warburg, Pincus Health Sciences Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

         466 Lexington Avenue
          New York, New York                                    10017-3147
(Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 878-0600


                                Janna Manes, Esq.
                   Warburg, Pincus Health Sciences Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099


         Approximate Date of Proposed Public Offering: February 16, 1999

It is proposed that this filing will become effective (check appropriate box):



[ ]      immediately upon filing pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (b)


[ ]      60 days after filing pursuant to paragraph (a)(1)



[x]      on February 16, 1999 pursuant to paragraph (a)(1)


[ ]      75 days after filing pursuant to paragraph (a)(2)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 3 filed on December 3, 1998.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

Exhibit No.         Description of Exhibit

    a          Articles of Incorporation.(1)

    b(1)       By-Laws.(1)

     (2)       Amendment to By-Laws.(2)

    c          Registrant's Forms of Stock Certificates.(3)

    d          Investment Advisory Agreement.(3)

    e          Distribution Agreement.(3)

    f          Not applicable.

    g(1)       Custodian Agreement with PNC Bank, National Association.(3)
     (2)       Custodian Agreement with State Street Bank & Trust Company.(4)

    h(1)       Transfer Agency and Service Agreement.(3)

     (2)       Co-Administration Agreement with Counsellors Funds Service,
               Inc.(3)


--------

(1) Incorporated by reference to the corresponding exhibit in the Fund's Registration Statement on Form N-1A filed on November 1, 1996 (Securities Act No. 333-15419).

(2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement dated February 23, 1998 (Securities Act File No. 333-15419).

(3) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 17, 1996 (Securities Act File No. 333-15419).

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc. filed on November 5, 1997 (Securities Act File No. 333-39611).

     (3)       Co-Administration Agreement with PFPC Inc.(3)

    i(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.(5)

     (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.(3)

    j          Consent of  PricewaterhouseCoopers, LLP Independent Accountants.
               (5)

    k          Not applicable.

    l          Purchase Agreement.(3)

    m(1)       Shareholder Servicing and Distribution Plan.(4)

     (2)       Distribution Plan.(4)

    n          Financial Data Schedule.(5)


    o          Rule 18f-3 Plan.(6)


Item 24.     Persons Controlled by or Under Common Control with Registrant

             From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


----------

(5)      To be filed by amendment.

(6) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

Item 25.     Indemnification

             Registrant and officers and directors of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Registrant's Registration Statement, filed on December 17, 1996.

Item 26.     Business and Other Connections of Investment Adviser

             Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to the Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 27.     Principal Underwriter

(a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

             (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

             (c) None.

Item 28.     Location of Accounts and Records

             (1)      Warburg, Pincus Health Sciences Fund, Inc.
                      466 Lexington Avenue
                      New York, New York  10017-3147
                      (Fund's Articles of Incorporation, By-Laws and minute books)

             (2)      Warburg Pincus Asset Management, Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3147
                      (records relating to its functions as
                      investment adviser)

             (3)      PFPC Inc.
                      400 Bellevue Parkway
                      Wilmington, Delaware  19809
                      (records relating to its functions as
                      Co-administrator)

             (4)      Counsellors Funds Service, Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3147
                      (records relating to its functions as Co-administrator)

             (5)      State Street Bank and Trust Company
                      225 Franklin Street
                      Boston, Massachusetts  02110
                      (records relating to its functions as custodian, transfer agent and dividend disbursing agent)

             (6)      Boston Financial Data Services, Inc.
                      2 Heritage Drive
                      North Quincy, Massachusetts 02171
                      (records relating to its functions as transfer agent and dividend disbursing agent)

             (7)      PNC Bank, National Association
                      1600 Market Street
                      Philadelphia, Pennsylvania 19103
                      (records relating to its functions as custodian)

             (8)      Counsellors Securities Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3147
                      (records relating to its functions as distributor)

Item 29.     Management Services

             Not applicable.

Item 30.     Undertakings.


             Not applicable.

                                   SIGNATURES


             Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of January, 1999.


                                    WARBURG, PINCUS HEALTH SCIENCES FUND, INC.

                                    By: /s/ Eugene L. Podsiadlo
                                        ---------------------------------------
                                        Eugene L. Podsiadlo
                                        President

             Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                                Title                              Date
---------                                -----                              ----
/s/ John L. Furth                        Chairman of the Board of           January 29, 1999
----------------------------             Directors
  John L. Furth

/s/ Eugene L. Podsiadlo                  President                          January 29, 1999
----------------------------
  Eugene L. Podsiadlo

/s/ Howard Conroy                        Vice President and Chief           January 29, 1999
----------------------------             Financial Officer
  Howard Conroy

/s/ Daniel S. Madden                     Treasurer and Chief Accounting     January 29, 1999
----------------------------             Officer
  Daniel S. Madden

/s/ Richard N. Cooper                    Director                           January 29, 1999
----------------------------
Richard N. Cooper

/s/ Jack W. Fritz                        Director                           January 29, 1999
----------------------------
  Jack W. Fritz

/s/ Jeffrey E. Garten                    Director                           January 29, 1999
----------------------------
  Jeffrey E. Garten

/s/ Thomas A. Melfe                      Director                           January 29, 1999
----------------------------
  Thomas A. Melfe

/s/ Arnold M. Reichman                   Director                           January 29, 1999
----------------------------
  Arnold M. Reichman

/s/ Alexander B. Trowbridge              Director                           January 29, 1999
----------------------------
  Alexander B. Trowbridge